Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Total Property and equipment, gross	$ 23,856	$ 21,902	$ 7,892
Less: Accumulated depreciation	(6,961)	(5,909)	(3,096)
Total Property and equipment, net	16,895	15,993	4,796
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total Property and equipment, gross	7,648	7,516	2,726
Vehicles
Property Plant And Equipment [Line Items]
Total Property and equipment, gross	3,711	3,711	2,823
Furniture and Equipment
Property Plant And Equipment [Line Items]
Total Property and equipment, gross	5,509	5,470	1,983
Software
Property Plant And Equipment [Line Items]
Total Property and equipment, gross	3,465	2,950	0
Construction in Progress
Property Plant And Equipment [Line Items]
Total Property and equipment, gross	$ 3,523	$ 2,254	$ 360